GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.48%
22,851	AdvanSix Inc(a)	$ 908,327
103,079	Allegheny Technologies Inc(a)	1,714,204
22,625	American Vanguard Corp	340,506
87,646	Arconic Corp(a)	2,764,355
26,315	Balchem Corp	3,817,517
39,424	Carpenter Technology Corp	1,290,742
42,318	Century Aluminum Co(a)	569,177
14,032	Clearwater Paper Corp(a)	537,847
40,834	Domtar Corp(a)	2,227,086
66,597	Ferro Corp(a)	1,354,583
43,106	GCP Applied Technologies Inc(a)	944,884
36,164	Glatfelter Corp	509,912
15,156	Hawkins Inc	528,641
42,244	HB Fuller Co	2,727,273
19,992	Innospec Inc	1,683,726
12,799	Kaiser Aluminum Corp	1,394,579
16,827	Koppers Holdings Inc(a)	526,012
26,310	Kraton Corp(a)	1,200,788
129,012	Livent Corp(a)	2,981,467
30,947	Mercer International Inc	358,676
14,014	Neenah Inc	653,193
10,693	Quaker Chemical Corp	2,541,940
48,942	Rayonier Advanced Materials Inc(a)	367,065
15,129	Rogers Corp(a)	2,821,256
25,905	Schweitzer-Mauduit International Inc	897,867
17,316	Stepan Co	1,955,669
		37,617,292
Communications — 4.41%
38,791	ADTRAN Inc	727,719
24,468	AMC Networks Inc Class A(a)	1,139,964
9,002	ATN International Inc	421,744
27,071	CalAmp Corp(a)	269,356
34,207	Cogent Communications Holdings Inc	2,423,224
60,110	Consolidated Communications Holdings Inc(a)	552,411
10,982	ePlus Inc(a)	1,126,863
47,671	EW Scripps Co Class A	860,938
101,798	Extreme Networks Inc(a)	1,002,710
114,600	Gannett Co Inc(a)	765,528
83,222	Harmonic Inc(a)	728,193
21,002	HealthStream Inc(a)	600,237
24,596	InterDigital Inc	1,668,101
21,385	Liquidity Services Inc(a)	462,130
33,222	Meredith Corp(a)	1,850,465
24,536	NETGEAR Inc(a)	782,944
26,719	Perficient Inc(a)	3,091,388
34,007	Plantronics Inc(a)	874,320
40,133	QuinStreet Inc(a)	704,735
24,170	Scholastic Corp	861,660
41,036	Shenandoah Telecommunications Co	1,295,917
18,834	Shutterstock Inc	2,134,269
Shares		Fair Value
Communications — (continued)
14,811	Stamps.com Inc(a)	$ 4,884,520
20,364	TechTarget Inc(a)	1,678,401
184,859	Viavi Solutions Inc(a)	2,909,681
201,682	Vonage Holdings Corp(a)	3,251,114
		37,068,532
Consumer, Cyclical — 14.30%
49,578	Abercrombie & Fitch Co Class A(a)	1,865,620
12,141	Allegiant Travel Co(a)	2,373,323
91,966	American Axle & Manufacturing Holdings Inc(a)	810,220
5,021	America's Car-Mart Inc(a)	586,352
15,648	Asbury Automotive Group Inc(a)	3,078,588
30,365	Barnes & Noble Education Inc(a)(b)	303,346
86,339	Bed Bath & Beyond Inc(a)(b)	1,491,506
27,835	Big Lots Inc	1,206,926
19,222	BJ's Restaurants Inc(a)	802,711
65,233	Bloomin' Brands Inc(a)	1,630,825
23,931	Boot Barn Holdings Inc(a)	2,126,748
36,773	Brinker International Inc(a)	1,803,716
23,737	Buckle Inc	939,748
31,252	Caleres Inc	694,419
14,753	Cato Corp Class A	244,015
6,901	Cavco Industries Inc(a)	1,633,743
23,624	Century Communities Inc	1,451,695
38,994	Cheesecake Factory Inc(a)	1,832,718
101,132	Chico's FAS Inc(a)	454,083
11,870	Children's Place Inc(a)	893,336
16,787	Chuy's Holdings Inc(a)	529,294
88,432	Cinemark Holdings Inc(a)(b)	1,698,779
15,533	Conn's Inc(a)	354,618
13,562	Cooper-Standard Holdings Inc(a)	297,143
28,181	Daktronics Inc(a)	153,023
30,741	Dave & Buster's Entertainment Inc(a)	1,178,303
49,470	Designer Brands Inc Class A(a)	689,117
13,749	Dine Brands Global Inc(a)	1,116,556
23,187	Dorman Products Inc(a)	2,195,113
14,927	El Pollo Loco Holdings Inc(a)	252,266
17,085	Ethan Allen Interiors Inc	404,915
13,829	Fiesta Restaurant Group Inc(a)	151,566
39,248	Fossil Group Inc(a)(b)	465,089
35,670	G-III Apparel Group Ltd(a)	1,009,461
11,785	Genesco Inc(a)	680,348
26,715	Gentherm Inc(a)	2,162,045
34,888	GMS Inc(a)	1,528,094
14,524	Group 1 Automotive Inc	2,728,769
31,179	Guess? Inc	655,071
14,199	Haverty Furniture Cos Inc	478,648
40,552	Hawaiian Holdings Inc(a)	878,356
60,377	Healthcare Services Group Inc	1,508,821
12,036	Hibbett Inc	851,427
34,971	HNI Corp	1,284,135

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
18,855	Installed Building Products Inc	$ 2,020,313
48,158	Interface Inc	729,594
22,950	iRobot Corp(a)(b)	1,801,575
38,718	Kontoor Brands Inc	1,933,964
37,979	La-Z-Boy Inc	1,224,063
20,418	LCI Industries	2,748,875
17,750	LGI Homes Inc(a)	2,518,902
23,347	Lumber Liquidators Holdings Inc(a)	436,122
23,654	M/I Homes Inc(a)	1,367,201
252,029	Macy's Inc	5,695,855
19,139	Marcus Corp(a)(b)	333,976
18,248	MarineMax Inc(a)	885,393
45,177	MDC Holdings Inc	2,110,669
30,430	Meritage Homes Corp(a)	2,951,710
59,391	Meritor Inc(a)	1,265,622
31,102	Methode Electronics Inc	1,307,839
10,545	Monarch Casino & Resort Inc(a)	706,410
15,954	Motorcar Parts of America Inc(a)	311,103
13,072	Movado Group Inc	411,637
37,932	ODP Corp(a)	1,523,349
12,695	Oxford Industries Inc	1,144,708
9,157	PC Connection Inc	403,183
16,426	PetMed Express Inc(b)	441,367
19,533	PriceSmart Inc	1,514,784
13,095	Red Robin Gourmet Burgers Inc(a)	301,971
18,704	Regis Corp(a)(b)	65,090
116,787	Resideo Technologies Inc(a)	2,895,150
24,928	Ruth's Hospitality Group Inc(a)	516,259
92,087	Sally Beauty Holdings Inc(a)	1,551,666
21,013	ScanSource Inc(a)	731,042
31,447	Shake Shack Inc Class A(a)	2,467,332
14,298	Shoe Carnival Inc	463,541
42,569	Signet Jewelers Ltd	3,361,248
40,925	SkyWest Inc(a)	2,019,240
18,896	Sleep Number Corp(a)	1,766,398
16,853	Sonic Automotive Inc Class A	885,457
16,593	Standard Motor Products Inc	725,280
62,485	Steven Madden Ltd	2,509,398
38,320	Titan International Inc(a)	274,371
40,797	Tupperware Brands Corp(a)	861,633
11,979	Unifi Inc(a)	262,699
12,319	UniFirst Corp	2,619,266
11,009	Universal Electronics Inc(a)	542,193
20,641	Vera Bradley Inc(a)	194,232
11,391	Veritiv Corp(a)	1,020,178
47,105	Vista Outdoor Inc(a)	1,898,803
40,762	Wabash National Corp	616,729
27,386	Winnebago Industries Inc	1,984,116
66,969	Wolverine World Wide Inc	1,998,355
51,327	World Fuel Services Corp	1,725,614
17,936	Zumiez Inc(a)	713,135
		120,233,205
Shares		Fair Value
Consumer, Non-Cyclical — 18.72%
27,660	Aaron's Co Inc	$ 761,756
54,292	ABM Industries Inc	2,443,683
12,794	Addus HomeCare Corp(a)	1,020,322
39,510	Adtalem Global Education Inc(a)	1,493,873
36,892	Alarm.com Holdings Inc(a)	2,884,585
15,190	American Public Education Inc(a)	389,016
38,247	AMN Healthcare Services Inc(a)	4,388,843
30,772	Amphastar Pharmaceuticals Inc(a)	584,976
25,475	Andersons Inc	785,394
30,748	AngioDynamics Inc(a)	797,603
7,729	ANI Pharmaceuticals Inc(a)	253,666
11,832	Anika Therapeutics Inc(a)	503,570
65,118	Arlo Technologies Inc(a)	417,406
38,809	Avanos Medical Inc(a)	1,210,841
52,720	B&G Foods Inc(b)	1,575,801
23,250	BioLife Solutions Inc(a)	983,940
14,245	Calavo Growers Inc	544,729
30,829	Cal-Maine Foods Inc	1,114,777
34,363	Cara Therapeutics Inc(a)	530,908
33,024	Cardiovascular Systems Inc(a)	1,084,178
30,435	Celsius Holdings Inc(a)	2,741,889
7,665	Central Garden & Pet Co(a)	367,920
31,967	Central Garden & Pet Co Class A(a)	1,374,581
26,333	Chefs' Warehouse Inc(a)	857,666
3,741	Coca-Cola Consolidated Inc	1,474,627
53,307	Coherus Biosciences Inc(a)	856,644
27,658	Collegium Pharmaceutical Inc(a)	545,969
102,091	Community Health Systems Inc(a)	1,194,465
23,680	CONMED Corp	3,098,054
85,784	Corcept Therapeutics Inc(a)	1,688,229
96,574	CoreCivic Inc(a)	859,509
7,597	CorVel Corp(a)	1,414,713
82,994	Covetrus Inc(a)	1,505,511
28,563	Cross Country Healthcare Inc(a)	606,678
32,261	CryoLife Inc(a)	719,098
14,283	Cutera Inc(a)	665,588
66,633	Cytokinetics Inc(a)	2,381,463
33,987	Deluxe Corp	1,219,793
9,552	Eagle Pharmaceuticals Inc(a)	532,811
44,332	Edgewell Personal Care Co	1,609,252
38,216	elf Beauty Inc(a)	1,110,175
14,700	Enanta Pharmaceuticals Inc(a)	835,107
182,674	Endo International PLC(a)	591,864
41,953	Ensign Group Inc	3,141,860
48,452	EVERTEC Inc	2,215,225
8,894	Forrester Research Inc(a)	438,118
26,733	Fresh Del Monte Produce Inc	861,337
15,420	Fulgent Genetics Inc(a)(b)	1,387,029
37,172	Glaukos Corp(a)	1,790,575
43,686	Green Dot Corp Class A(a)	2,198,716
31,216	Hanger Inc(a)	685,503

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,114	Heidrick & Struggles International Inc	$ 719,168
8,525	Heska Corp(a)	2,204,054
50,286	Innoviva Inc(a)	840,279
16,353	Inogen Inc(a)	704,651
26,662	Integer Holdings Corp(a)	2,381,983
14,286	Inter Parfums Inc	1,068,164
28,162	Invacare Corp(a)	134,051
12,164	J & J Snack Foods Corp	1,858,902
7,049	John B Sanfilippo & Son Inc	576,044
11,552	Joint Corp(a)	1,132,327
29,176	Kelly Services Inc Class A	550,843
44,716	Korn Ferry	3,235,650
54,272	Lantheus Holdings Inc(a)	1,393,705
15,424	LeMaitre Vascular Inc	818,860
13,594	Ligand Pharmaceuticals Inc(a)	1,893,916
18,966	Magellan Health Inc(a)	1,793,235
9,527	Medifast Inc	1,835,281
69,219	MEDNAX Inc(a)	1,967,896
35,198	Meridian Bioscience Inc(a)	677,210
40,694	Merit Medical Systems Inc(a)	2,921,829
10,626	MGP Ingredients Inc	691,753
9,810	ModivCare Inc(a)	1,781,692
27,296	Monro Inc	1,569,793
62,361	Myriad Genetics Inc(a)	2,013,637
18,531	National Beverage Corp(b)	972,692
27,301	Natus Medical Inc(a)	684,709
98,326	NeoGenomics Inc(a)	4,743,246
34,920	Omnicell Inc(a)	5,183,176
58,381	OraSure Technologies Inc(a)	660,289
50,511	Organogenesis Holdings Inc(a)	719,277
16,096	Orthofix Medical Inc(a)	613,580
60,758	Owens & Minor Inc	1,901,118
35,472	Pacira BioSciences Inc(a)	1,986,432
21,830	Pennant Group Inc(a)	613,205
56,801	Perdoceo Education Corp(a)	599,819
15,593	Phibro Animal Health Corp Class A	335,873
40,368	Prestige Consumer Healthcare Inc(a)	2,265,048
26,415	Quanex Building Products Corp	565,545
36,075	RadNet Inc(a)	1,057,358
30,124	REGENXBIO Inc(a)	1,262,798
48,382	Rent-A-Center Inc	2,719,552
24,633	Resources Connection Inc	388,709
85,077	Select Medical Holdings Corp	3,077,235
5,472	Seneca Foods Corp Class A(a)	263,860
68,135	Simply Good Foods Co(a)	2,349,976
29,891	SpartanNash Co	654,613
128,160	Spectrum Pharmaceuticals Inc(a)	279,389
18,112	Strategic Education Inc	1,276,896
42,670	Supernus Pharmaceuticals Inc(a)	1,138,009
11,509	Surmodics Inc(a)	639,900
16,027	Tactile Systems Technology Inc(a)	712,400
35,501	Tivity Health Inc(a)	818,653
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
45,819	TreeHouse Foods Inc(a)	$ 1,827,262
28,284	TrueBlue Inc(a)	765,931
29,046	uniQure NV(a)	929,762
45,699	United Natural Foods Inc(a)	2,212,746
19,443	Universal Corp	939,680
10,424	US Physical Therapy Inc	1,152,894
9,444	USANA Health Sciences Inc(a)	870,737
45,051	Vanda Pharmaceuticals Inc(a)	772,174
31,555	Varex Imaging Corp(a)	889,851
104,473	Vector Group Ltd	1,332,031
37,767	Vericel Corp(a)(b)	1,843,030
16,489	Viad Corp(a)	748,766
11,083	WD-40 Co	2,565,493
42,945	WW International Inc(a)	783,746
47,266	Xencor Inc(a)	1,543,708
15,846	Zynex Inc(a)(b)	180,486
		157,346,413
Energy — 4.96%
109,849	Archrock Inc	906,254
24,787	Bonanza Creek Energy Inc	1,187,297
18,799	Bristow Group Inc(a)	598,372
31,421	Callon Petroleum Co(a)(b)	1,542,143
25,163	CONSOL Energy Inc(a)	654,741
36,742	Core Laboratories NV	1,019,591
15,619	DMC Global Inc(a)	576,497
28,467	Dril-Quip Inc(a)	716,799
19,900	FutureFuel Corp	141,887
43,005	Green Plains Inc(a)	1,404,113
113,336	Helix Energy Solutions Group Inc(a)	439,744
87,235	Helmerich & Payne Inc	2,391,111
10,839	Laredo Petroleum Inc(a)	878,718
88,755	Matador Resources Co	3,376,240
21,109	Matrix Service Co(a)	220,800
6,225	Nabors Industries Ltd(a)	600,588
87,223	NOW Inc(a)	667,256
82,129	Oceaneering International Inc(a)	1,093,958
49,173	Oil States International Inc(a)	314,216
37,938	Par Pacific Holdings Inc(a)	596,385
151,471	Patterson-UTI Energy Inc	1,363,239
76,342	PBF Energy Inc Class A(a)	990,156
80,299	PDC Energy Inc	3,805,370
12,755	Penn Virginia Corp(a)	340,176
69,989	ProPetro Holding Corp(a)	605,405
210,325	Range Resources Corp(a)	4,759,655
40,366	Renewable Energy Group Inc(a)	2,026,373
4,374	REX American Resources Corp(a)	349,351
57,204	RPC Inc(a)	278,011
97,087	SM Energy Co	2,561,155
544,018	Southwestern Energy Co(a)	3,013,860
64,881	SunCoke Energy Inc	407,453
32,894	Talos Energy Inc(a)	452,950
58,650	US Silica Holdings Inc(a)	468,614

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
41,684	Warrior Met Coal Inc	$ 969,987
		41,718,465
Financial — 26.04%
70,103	Acadia Realty Trust REIT	1,430,802
55,098	Agree Realty Corp REIT	3,649,141
58,358	Alexander & Baldwin Inc REIT	1,367,912
15,260	Allegiance Bancshares Inc	582,169
36,964	Ambac Financial Group Inc(a)	529,324
42,276	American Assets Trust Inc REIT	1,581,968
65,852	American Equity Investment Life Holding Co	1,947,244
53,016	Ameris Bancorp	2,750,470
15,359	AMERISAFE Inc	862,561
104,927	Apollo Commercial Real Estate Finance Inc REIT	1,556,067
48,995	Armada Hoffler Properties Inc REIT	655,063
66,775	ARMOUR Residential REIT Inc	719,835
58,374	Assured Guaranty Ltd	2,732,487
42,899	Axos Financial Inc(a)	2,211,014
12,792	B Riley Financial Inc	755,240
36,462	Banc of California Inc	674,182
15,129	BancFirst Corp	909,555
45,820	Bancorp Inc(a)	1,166,119
75,849	BankUnited Inc	3,172,005
27,932	Banner Corp	1,542,126
41,481	Berkshire Hills Bancorp Inc	1,119,157
38,906	Blucora Inc(a)	606,545
138,596	Brandywine Realty Trust REIT	1,859,958
48,259	Brightsphere Investment Group Inc	1,261,008
64,167	Brookline Bancorp Inc	979,188
100,843	Cadence BanCorp	2,214,512
105,380	Capitol Federal Financial Inc	1,210,816
80,696	Capstead Mortgage Corp REIT	539,856
77,585	CareTrust Inc REIT	1,576,527
11,286	Centerspace REIT	1,066,527
23,180	Central Pacific Financial Corp	595,262
39,297	Chatham Lodging Trust REIT(a)	481,388
12,757	City Holding Co	993,898
62,891	Columbia Banking System Inc	2,389,229
43,835	Community Bank System Inc	2,999,191
18,622	Community Healthcare Trust Inc REIT	841,528
23,906	Customers Bancorp Inc(a)	1,028,436
103,553	CVB Financial Corp	2,109,375
167,995	DiamondRock Hospitality Co REIT(a)	1,587,553
28,734	Dime Community Bancshares Inc	938,452
189,313	Diversified Healthcare Trust REIT	641,771
25,989	Eagle Bancorp Inc	1,494,368
68,556	Easterly Government Properties Inc REIT	1,416,367
18,831	eHealth Inc(a)	762,656
Shares		Fair Value
Financial — (continued)
38,262	Ellington Financial Inc REIT	$ 699,812
22,570	Employers Holdings Inc	891,289
24,905	Encore Capital Group Inc(a)	1,227,069
29,560	Enova International Inc(a)	1,021,298
94,999	Essential Properties Realty Trust Inc REIT	2,652,372
44,322	EZCORP Inc Class A(a)	335,518
28,612	FB Financial Corp	1,226,883
22,638	First Bancorp	973,660
173,390	First BanCorp	2,280,079
78,096	First Commonwealth Financial Corp	1,064,448
79,164	First Financial Bancorp	1,853,229
105,545	First Hawaiian Inc	3,097,746
93,335	First Midwest Bancorp Inc	1,774,298
42,356	Flagstar Bancorp Inc	2,150,838
60,873	Four Corners Property Trust Inc REIT	1,635,049
78,836	Franklin Street Properties Corp REIT	365,799
407,784	Genworth Financial Inc Class A(a)	1,529,190
100,642	GEO Group Inc REIT(b)	751,796
31,270	Getty Realty Corp REIT	916,524
80,590	Global Net Lease Inc REIT	1,291,052
45,142	Granite Point Mortgage Trust Inc REIT	594,520
45,159	Great Western Bancorp Inc	1,478,506
10,535	Greenhill & Co Inc	154,022
23,812	Hanmi Financial Corp	477,669
5,351	HCI Group Inc	592,730
29,803	Heritage Financial Corp	759,977
29,090	Hersha Hospitality Trust REIT(a)	271,410
49,996	Hilltop Holdings Inc	1,633,369
16,934	HomeStreet Inc	696,834
100,945	Hope Bancorp Inc	1,457,646
33,649	Horace Mann Educators Corp	1,338,894
84,464	Independence Realty Trust Inc REIT(b)	1,718,842
26,799	Independent Bank Corp	2,040,744
29,780	Independent Bank Group Inc	2,115,571
53,412	Industrial Logistics Properties Trust REIT	1,357,199
19,357	Innovative Industrial Properties Inc REIT(b)	4,474,758
228,357	Invesco Mortgage Capital Inc REIT(b)	719,325
182,225	Investors Bancorp Inc	2,753,420
59,213	iStar Inc REIT(b)	1,485,062
29,636	James River Group Holdings Ltd	1,118,166
68,956	Kite Realty Group Trust REIT	1,403,944
32,411	KKR Real Estate Finance Trust Inc REIT	683,872
20,643	Lakeland Financial Corp	1,470,607
224,468	Lexington Realty Trust REIT	2,861,967
32,362	LTC Properties Inc REIT	1,025,552
68,484	Mack-Cali Realty Corp REIT(a)	1,172,446
19,698	Marcus & Millichap Inc(a)	800,133

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
25,624	Meta Financial Group Inc	$ 1,344,748
69,098	Mr Cooper Group Inc(a)	2,844,765
25,086	National Bank Holdings Corp Class A	1,015,481
34,627	NBT Bancorp Inc	1,250,727
310,909	New York Mortgage Trust Inc REIT	1,324,472
18,179	NexPoint Residential Trust Inc REIT	1,124,917
69,617	NMI Holdings Inc Class A(a)	1,574,040
38,123	Northfield Bancorp Inc	654,191
104,034	Northwest Bancshares Inc	1,381,572
38,391	Office Properties Income Trust REIT	972,444
41,798	OFG Bancorp	1,054,146
134,301	Old National Bancorp	2,276,402
77,035	Pacific Premier Bancorp Inc	3,192,330
19,370	Palomar Holdings Inc(a)	1,565,677
11,571	Park National Corp	1,411,083
79,841	PennyMac Mortgage Investment Trust REIT	1,572,069
11,740	Piper Sandler Cos	1,625,520
36,899	PRA Group Inc(a)	1,554,924
10,914	Preferred Bank	727,746
42,818	ProAssurance Corp	1,018,212
62,549	Provident Financial Services Inc	1,468,025
15,610	RE/MAX Holdings Inc Class A	486,408
47,032	Ready Capital Corp REIT	678,672
93,930	Realogy Holdings Corp(a)	1,647,532
92,052	Redwood Trust Inc REIT	1,186,550
45,889	Renasant Corp	1,654,298
98,458	Retail Opportunity Investments Corp REIT	1,715,138
173,676	Retail Properties of America Inc REIT Class A	2,236,947
64,919	RPT Realty REIT	828,366
32,376	S&T Bancorp Inc	954,121
10,659	Safehold Inc REIT	766,276
11,749	Safety Insurance Group Inc	931,108
10,532	Saul Centers Inc REIT	464,040
45,224	Seacoast Banking Corp of Florida	1,529,023
100,007	Selectquote Inc(a)	1,293,091
134,543	Service Properties Trust REIT	1,508,227
39,197	ServisFirst Bancshares Inc	3,049,527
87,149	Simmons First National Corp Class A	2,576,124
70,347	SiriusPoint Ltd(a)	651,413
144,143	SITE Centers Corp REIT	2,225,568
26,239	Southside Bancshares Inc	1,004,691
26,496	St Joe Co	1,115,482
21,707	Stewart Information Services Corp	1,373,185
13,524	StoneX Group Inc(a)	891,232
87,968	Summit Hotel Properties Inc REIT(a)	847,132
82,396	Tanger Factory Outlet Centers Inc REIT(b)	1,343,055
10,022	Tompkins Financial Corp	810,880
Shares		Fair Value
Financial — (continued)
18,968	Triumph Bancorp Inc(a)	$ 1,899,266
27,677	Trupanion Inc(a)	2,149,673
15,143	TrustCo Bank Corp	484,122
51,537	Trustmark Corp	1,660,522
256,504	Two Harbors Investment Corp REIT	1,626,235
70,313	United Community Banks Inc	2,307,673
16,916	United Fire Group Inc	390,760
188,747	Uniti Group Inc REIT	2,334,800
10,019	Universal Health Realty Income Trust REIT	553,750
24,424	Universal Insurance Holdings Inc	318,489
24,195	Urstadt Biddle Properties Inc REIT Class A	458,011
40,397	Veritex Holdings Inc	1,590,026
5,782	Virtus Investment Partners Inc	1,794,270
23,907	Walker & Dunlop Inc	2,713,444
68,030	Washington REIT	1,683,743
21,771	Westamerica BanCorp	1,224,836
36,407	Whitestone REIT	356,060
87,647	WisdomTree Investments Inc	496,958
3,445	World Acceptance Corp(a)	653,103
38,658	WSFS Financial Corp	1,983,542
92,819	Xenia Hotels & Resorts Inc REIT(a)	1,646,609
		218,951,455
Industrial — 16.37%
33,068	AAON Inc	2,160,663
27,356	AAR Corp(a)	887,155
30,841	Advanced Energy Industries Inc	2,706,298
59,884	Aerojet Rocketdyne Holdings Inc	2,607,948
18,517	AeroVironment Inc(a)	1,598,387
8,118	Alamo Group Inc	1,132,705
26,019	Albany International Corp Class A	2,000,081
14,008	American Woodmark Corp(a)	915,703
21,196	Apogee Enterprises Inc	800,361
31,419	Applied Industrial Technologies Inc	2,831,795
22,031	Applied Optoelectronics Inc(a)(b)	158,183
20,771	ArcBest Corp	1,698,445
39,092	Arcosa Inc	1,961,246
18,674	Astec Industries Inc	1,004,848
22,185	Atlas Air Worldwide Holdings Inc(a)	1,812,071
20,152	AZZ Inc	1,072,086
23,590	Badger Meter Inc	2,385,893
37,911	Barnes Group Inc	1,582,026
28,597	Benchmark Electronics Inc	763,826
31,870	Boise Cascade Co	1,720,343
39,319	Brady Corp Class A	1,993,473
28,774	Chart Industries Inc(a)	5,498,999
16,798	CIRCOR International Inc(a)	554,502

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
29,338	Comfort Systems USA Inc	$ 2,092,386
21,243	Comtech Telecommunications Corp	544,033
22,763	Dorian LPG Ltd	282,489
14,021	DXP Enterprises Inc(a)	414,601
21,424	Echo Global Logistics Inc(a)	1,022,139
16,659	Encore Wire Corp	1,579,773
49,229	Enerpac Tool Group Corp	1,020,517
16,614	EnPro Industries Inc	1,447,412
21,174	ESCO Technologies Inc	1,630,398
42,143	Exponent Inc	4,768,480
29,822	Fabrinet(a)	3,057,053
14,696	FARO Technologies Inc(a)	967,144
49,035	Federal Signal Corp	1,893,732
21,872	Forward Air Corp	1,815,813
31,458	Franklin Electric Co Inc	2,511,921
26,460	Gibraltar Industries Inc(a)	1,842,939
37,320	Granite Construction Inc	1,476,006
26,791	Greenbrier Cos Inc(b)	1,151,745
38,624	Griffon Corp	950,150
65,031	Harsco Corp(a)	1,102,275
10,236	Haynes International Inc	381,291
38,416	Heartland Express Inc	615,424
58,439	Hillenbrand Inc	2,492,423
27,417	Hub Group Inc Class A(a)	1,884,919
23,067	Ichor Holdings Ltd(a)	947,823
15,941	Insteel Industries Inc	606,555
36,706	Itron Inc(a)	2,776,075
25,671	John Bean Technologies Corp	3,608,059
22,034	Kaman Corp	785,953
74,871	Knowles Corp(a)	1,403,083
8,803	Lindsay Corp	1,336,207
14,480	Lydall Inc(a)	899,063
48,832	Marten Transport Ltd	766,174
16,619	Materion Corp	1,140,728
35,118	Matson Inc	2,834,374
25,130	Matthews International Corp Class A	871,760
4,180	Mesa Laboratories Inc	1,263,865
23,853	Moog Inc Class A	1,818,314
46,324	Mueller Industries Inc	1,903,916
29,069	Myers Industries Inc	568,880
13,581	MYR Group Inc(a)	1,351,310
4,041	National Presto Industries Inc	331,685
128,387	O-I Glass Inc(a)	1,832,083
7,237	Olympic Steel Inc	176,293
13,702	OSI Systems Inc(a)	1,298,950
14,514	Park Aerospace Corp	198,552
18,003	Patrick Industries Inc	1,499,650
48,263	PGT Innovations Inc(a)	921,823
22,898	Plexus Corp(a)	2,047,310
7,630	Powell Industries Inc	187,469
22,329	Proto Labs Inc(a)	1,487,111
28,918	Raven Industries Inc(a)	1,665,966
52,631	Sanmina Corp(a)	2,028,399
36,456	SPX Corp(a)	1,948,573
34,132	SPX FLOW Inc	2,495,049
9,768	Standex International Corp	966,153
Shares		Fair Value
Industrial — (continued)
14,071	Sturm Ruger & Co Inc	$ 1,038,158
15,104	Tennant Co	1,116,941
31,691	TimkenSteel Corp(a)	414,518
20,621	Tredegar Corp	251,164
31,199	Trinseo SA	1,684,122
51,909	Triumph Group Inc(a)	967,065
86,617	TTM Technologies Inc(a)	1,088,776
50,160	UFP Industries Inc	3,409,877
25,815	US Ecology Inc(a)	835,115
17,206	Vicor Corp(a)	2,308,357
22,360	Watts Water Technologies Inc Class A	3,758,492
		137,631,890
Technology — 8.33%
101,183	3D Systems Corp(a)	2,789,615
90,490	8x8 Inc(a)	2,116,561
16,758	Agilysys Inc(a)	877,449
99,938	Allscripts Healthcare Solutions Inc(a)	1,336,171
30,302	Apollo Medical Holdings Inc(a)	2,758,997
27,211	Axcelis Technologies Inc(a)	1,279,733
31,903	Bottomline Technologies Inc(a)	1,253,150
18,202	CEVA Inc(a)	776,679
39,591	Cohu Inc(a)	1,264,537
11,771	Computer Programs and Systems Inc(a)	417,400
26,784	CSG Systems International Inc	1,290,989
25,599	CTS Corp	791,265
61,617	Diebold Nixdorf Inc(a)	622,948
26,888	Digi International Inc(a)	565,186
36,002	Diodes Inc(a)	3,261,421
24,286	Donnelley Financial Solutions Inc(a)	840,781
17,906	DSP Group Inc(a)	392,320
18,870	Ebix Inc	508,169
27,052	ExlService Holdings Inc(a)	3,330,642
63,146	FormFactor Inc(a)	2,357,240
28,558	Insight Enterprises Inc(a)	2,572,505
50,172	Kulicke & Soffa Industries Inc	2,924,024
52,100	LivePerson Inc(a)	3,071,295
22,231	ManTech International Corp Class A	1,687,778
56,531	MaxLinear Inc(a)	2,784,152
46,605	NextGen Healthcare Inc(a)	657,130
27,719	OneSpan Inc(a)	520,563
39,649	Onto Innovation Inc(a)	2,864,640
24,389	PDF Solutions Inc(a)	561,923
50,387	Photronics Inc(a)	686,775
142,072	Pitney Bowes Inc	1,024,339
49,040	Power Integrations Inc	4,854,470
36,014	Progress Software Corp	1,771,529
87,110	Rambus Inc(a)	1,933,842
12,192	Simulations Plus Inc(b)	481,584
18,487	SMART Global Holdings Inc(a)	822,671
29,117	SPS Commerce Inc(a)	4,696,863
18,213	Tabula Rasa HealthCare Inc(a)(b)	477,363

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
14,875	TTEC Holdings Inc	$ 1,391,259
35,972	Ultra Clean Holdings Inc(a)	1,532,407
54,877	Unisys Corp(a)	1,379,608
40,721	Veeco Instruments Inc(a)	904,413
85,282	Xperi Holding Corp	1,606,713
		70,039,099
Utilities — 1.67%
29,845	American States Water Co	2,552,344
56,054	Avista Corp	2,192,832
41,236	California Water Service Group	2,430,038
14,187	Chesapeake Utilities Corp	1,703,149
14,296	Middlesex Water Co	1,469,343
25,132	Northwest Natural Holding Co	1,155,821
91,639	South Jersey Industries Inc	1,948,245
12,733	Unitil Corp	544,718
		13,996,490
TOTAL COMMON STOCK — 99.28% (Cost $613,146,308)		$834,602,841
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,773,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	1,773,000
1,773,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.03%	1,773,000
1,773,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.01%(d)	1,773,000
1,773,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	1,773,000
1,773,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	1,773,000
1,773,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	1,773,000
1,773,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.03%(d)	1,773,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.47% (Cost $12,411,000)		$12,411,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.59%
$5,000,000	Federal Farm Credit Bank Funding Corp(e) 0.00%, 10/01/2021	$ 5,000,000
Repurchase Agreements — 0.66%
4,255,849	Undivided interest of 4.61% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $4,255,849 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	4,255,849
1,253,204	Undivided interest of 8.70% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $1,253,204 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(c)	1,253,204
		5,509,053
TOTAL SHORT TERM INVESTMENTS — 1.25% (Cost $10,509,053)		$10,509,053
TOTAL INVESTMENTS — 102.00% (Cost $636,066,361)		$857,522,894
OTHER ASSETS & LIABILITIES, NET — (2.00)%		$(16,840,309)
TOTAL NET ASSETS — 100.00%		$840,682,585

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2021.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
Russell 2000 Mini Futures	52	USD	5,722,080	December 2021	$(50,554)
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 89 futures contracts for the reporting period.

September 30, 2021